TAXES RECOVERABLE (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of taxes recoverable
	June 30, 2021	December 31, 2020
VAT recoverable	$667	$2,328
GST recoverable	16	16
Income taxes recoverable	2,685	2,700
	$3,368	$5,044